Short-term Investments	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Short-term Investments

Note 6 — Short-term Investments

Short-term Investments consist of the following:

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Structured financial products	687,702,649	633,204,356	90,087,121
Equity securities and ETFs	37,962,037	265,947,428	37,836,818
Total	725,664,686	899,151,784	127,923,939

Fair value measurements

The Company measures its short-term investments at fair value on a recurring basis in accordance with the fair value hierarchy established under applicable accounting standards:

●	Level 1: Quoted prices (unadjusted) in active markets for identical assets.

●	Level 2: Observable inputs other than quoted prices included within Level 1.

●	Level 3: Unobservable inputs supported by little or no market activity.

The following tables present the Company’s short-term investments measured at fair value on a recurring basis:

	December 31, 2024
	Fair Value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Equity securities and ETFs	37,962,037	37,962,037	-	-
Structured financial products	687,702,649	-	687,702,649	-
Total	725,664,686	37,962,037	687,702,649	-

	December 31, 2025
	Fair Value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Equity securities and ETFs	265,947,428	265,947,428	-	-
Structured financial products	633,204,356	-	633,204,356	-
Total	899,151,784	265,947,428	633,204,356	-

Equity securities and exchange-traded funds are classified as Level 1 as their fair values are based on quoted market prices in active markets. Structured financial products are classified as Level 2 as their fair values are based on observable market inputs and pricing information provided by financial institutions.

Investment activity

During the year ended December 31, 2025, the Company invested a total of RMB 5,854,990,400 (USD 833,000,000) in short-term investments and recognized an investment loss of RMB 98,351,630 (USD 13,769,146), which was recorded in investment loss, net in the consolidated statements of income and comprehensive income.

Subsequent to December 31, 2025, the fair value of certain short-term investments decreased due to market fluctuations. The decline occurred after the balance sheet date and therefore has not been reflected in the accompanying consolidated financial statements.

Management believes the change in fair value does not indicate conditions that existed as of December 31, 2025.